UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $336,708 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     6582   168978 SH       SOLE                   168978        0        0
ANNALY CAP MGMT INC            COM              035710409    10636   687066 SH       SOLE                   687066        0        0
ARCHSTONE SMITH TR             COM              039583109    16340   301028 SH       SOLE                   301028        0        0
AVALONBAY CMNTYS INC           COM              053484101     5070    38997 SH       SOLE                    38997        0        0
HEALTH CARE PPTY INVS INC      COM              421915109     4868   135097 SH       SOLE                   135097        0        0
HILTON HOTELS CORP             COM              432848109    45153  1255634 SH       SOLE                  1255634        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    31098  1181968 SH       SOLE                  1181968        0        0
ISTAR FINL INC                 COM              45031U101    11407   243589 SH       SOLE                   243589        0        0
M D C HLDGS INC                COM              552676108    11709   243577 SH       SOLE                   243577        0        0
MACERICH CO                    COM              554382101    15303   165693 SH       SOLE                   165693        0        0
MARRIOTT INTL INC NEW          CL A             571903202     8148   166424 SH       SOLE                   166424        0        0
MERITAGE HOMES CORP            COM              59001A102    14730   458586 SH       SOLE                   458586        0        0
MFA MTG INVTS INC              COM              55272X102     8307  1078896 SH       SOLE                  1078896        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     5627   180016 SH       SOLE                   180016        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     2520    56846 SH       SOLE                    56846        0        0
REGENCY CTRS CORP              COM              758849103    11857   141910 SH       SOLE                   141910        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     2531    85664 SH       SOLE                    85664        0        0
SL GREEN RLTY CORP             COM              78440X101    40947   298489 SH       SOLE                   298489        0        0
STANDARD PAC CORP NEW          COM              85375C101    12595   603518 SH       SOLE                   603518        0        0
SUNRISE SENIOR LIVING INC      COM              86768K106     5366   135767 SH       SOLE                   135767        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    20698   759274 SH       SOLE                   759274        0        0
TOLL BROTHERS INC              COM              889478103    25090   916380 SH       SOLE                   916380        0        0
VENTAS INC                     COM              92276F100     9768   231842 SH       SOLE                   231842        0        0
VORNADO RLTY TR                SH BEN INT       929042109    10358    86798 SH       SOLE                    86798        0        0